Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–83.78%
Australia–2.05%
ANZ Group Holdings Ltd.	627	$11,929
Commonwealth Bank of Australia	82	7,389
Fortescue Ltd.	5,750	71,546
Glencore PLC	17,135	95,079
Goodman Group	4,197	96,892
National Australia Bank Ltd.	763	19,271
Rio Tinto Ltd.	1,036	79,609
Rio Tinto PLC	2,071	134,683
Wesfarmers Ltd.	2,616	126,254
Westpac Banking Corp.	647	12,644
Woolworths Group Ltd.	289	6,521
		661,817
Belgium–0.49%
Anheuser-Busch InBev S.A./N.V.	545	32,359
UCB S.A.	763	127,493
		159,852
Brazil–2.03%
Ambev S.A.	10,800	22,111
B3 S.A. - Brasil, Bolsa, Balcao	13,300	25,513
Banco Bradesco S.A., Preference Shares	4,400	9,670
Banco do Brasil S.A.	5,600	26,286
BB Seguridade Participacoes S.A.	1,700	10,571
Caixa Seguridade Participacoes S.A.	11,200	28,554
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	1,000	15,601
Gerdau S.A., Preference Shares	1,718	5,546
Itau Unibanco Holding S.A., Preference Shares	2,900	17,371
Itausa S.A., Preference Shares	11,065	19,895
Petroleo Brasileiro S.A., Preference Shares	39,600	261,916
Suzano S.A.	2,000	19,045
Telefonica Brasil S.A.	1,500	12,865
TIM S.A.	2,900	8,967
Vale S.A.	13,800	150,366
Vibra Energia S.A.	3,400	13,922
WEG S.A.	1,100	9,852
		658,051
Chile–0.21%
Banco de Chile	147,182	17,535
Banco de Credito e Inversiones S.A.	323	9,445
Empresas CMPC S.A.	3,979	6,911
Falabella S.A.(a)	2,889	9,570
LATAM Airlines Group S.A.(a)	2,067,330	25,593
		69,054
China–9.03%
Agricultural Bank of China Ltd., H Shares	52,000	23,270
Alibaba Group Holding Ltd.	14,200	139,731
Aluminum Corp. of China Ltd., H Shares	24,000	13,435
Shares		Value
China–(continued)
Baidu, Inc., A Shares(a)	3,200	$35,480
Bank of China Ltd., H Shares	566,000	252,033
Bank of Communications Co. Ltd., H Shares	101,000	73,386
BOC Hong Kong (Holdings) Ltd.	2,500	7,273
BYD Co. Ltd., H Shares	2,000	59,210
China CITIC Bank Corp. Ltd., H Shares	56,000	33,512
China Coal Energy Co. Ltd., H Shares	30,000	30,393
China Construction Bank Corp., H Shares	542,000	378,471
China Hongqiao Group Ltd.	45,500	56,675
China Merchants Bank Co. Ltd., H Shares	3,500	14,507
China Merchants Port Holdings Co. Ltd.	4,000	5,882
China Minsheng Banking Corp. Ltd., H Shares	19,500	6,911
China Overseas Land & Investment Ltd.	6,500	10,508
China Petroleum & Chemical Corp., H Shares	16,000	10,254
China Resources Gas Group Ltd.	2,600	8,824
China Resources Power Holdings Co. Ltd.	8,000	22,007
China Shenhua Energy Co. Ltd., H Shares	5,500	22,870
China Tower Corp. Ltd., H Shares(b)	182,000	22,331
CMOC Group Ltd., H Shares	33,000	26,319
COSCO SHIPPING Holdings Co. Ltd., H Shares	10,000	14,281
CSPC Pharmaceutical Group Ltd.	10,640	7,915
Full Truck Alliance Co. Ltd., ADR	2,453	18,643
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	1,200	6,272
Great Wall Motor Co. Ltd., H Shares	6,000	8,192
Haier Smart Home Co. Ltd., H Shares	9,200	30,079
Hansoh Pharmaceutical Group Co. Ltd.(b)	8,000	17,499
Huaneng Power International, Inc., H Shares	16,000	9,508
Industrial & Commercial Bank of China Ltd., H Shares	471,000	260,926
JD.com, Inc., A Shares	2,416	31,856
Jiangxi Copper Co. Ltd., H Shares	6,000	10,548
Kanzhun Ltd., ADR	1,335	18,129
KE Holdings, Inc., ADR	845	11,703
Kunlun Energy Co. Ltd.	18,000	17,449
Lenovo Group Ltd.	6,000	7,771
Li Auto, Inc., A Shares(a)	1,400	13,695
NetEase, Inc.	1,800	33,199
New Oriental Education & Technology Group, Inc.(a)	12,500	80,908
NXP Semiconductors N.V.	82	21,579
PDD Holdings, Inc., ADR(a)	2,698	347,745
PetroChina Co. Ltd., H Shares	110,000	95,521
PICC Property & Casualty Co. Ltd., H Shares	8,000	10,491
Ping An Insurance (Group) Co. of China Ltd., H Shares	7,000	30,398
Prosus N.V.(a)	600	20,930
Silergy Corp.	1,000	13,826
Sino Biopharmaceutical Ltd.	27,000	9,682
Sinotruk Hong Kong Ltd.	4,500	11,844
SITC International Holdings Co. Ltd.	3,000	6,695
Tencent Holdings Ltd.	1,700	78,449
Tencent Music Entertainment Group, ADR	10,083	142,977
Trip.com Group Ltd.(a)	2,300	98,191

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
China–(continued)
Vipshop Holdings Ltd., ADR	1,185	$16,163
Want Want China Holdings Ltd.	21,000	12,609
Weichai Power Co. Ltd., H Shares	20,000	32,009
Yankuang Energy Group Co. Ltd., H Shares	23,800	31,066
Yum China Holdings, Inc.	245	7,409
Zijin Mining Group Co. Ltd., H Shares	36,000	73,021
ZTO Express (Cayman), Inc., ADR	593	11,237
		2,923,697
Colombia–0.06%
Bancolombia S.A., Preference Shares	2,126	17,791
Czech Republic–0.03%
Komercni banka A.S.	254	8,775
Denmark–2.81%
A.P. Moller - Maersk A/S, Class B	27	44,667
Danske Bank A/S	1,635	50,002
DSV A/S	55	10,090
Genmab A/S(a)	55	15,536
Novo Nordisk A/S, Class B	5,913	783,430
Vestas Wind Systems A/S(a)	218	5,395
		909,120
Finland–0.10%
Nokia OYJ	4,197	16,494
Nordea Bank Abp	1,281	14,990
		31,484
France–5.28%
Airbus SE	763	115,462
AXA S.A.	3,216	112,913
BNP Paribas S.A.	790	54,126
Capgemini SE	273	54,197
Cie de Saint-Gobain S.A.	1,008	86,472
Cie Generale des Etablissements Michelin S.C.A.	1,390	55,029
Credit Agricole S.A.	2,126	32,263
Danone S.A.	245	15,916
ENGIE S.A.	2,017	31,708
EssilorLuxottica S.A.	845	193,370
Hermes International S.C.A.	27	59,004
Kering S.A.	82	25,185
Legrand S.A.	191	20,637
L’Oreal S.A.	109	47,137
Orange S.A.(a)	1,254	13,916
Pernod Ricard S.A.	55	7,359
Safran S.A.	818	179,709
Schneider Electric SE	1,036	249,712
Societe Generale S.A.	491	12,735
Thales S.A.	109	17,326
TotalEnergies SE	3,788	255,562
Vinci S.A.	600	68,471
		1,708,209
Germany–4.62%
adidas AG	327	81,945
Allianz SE	572	161,113
BASF SE	354	16,481
Bayer AG	273	8,122
Shares		Value
Germany–(continued)
Bayerische Motoren Werke AG	218	$20,219
Daimler Truck Holding AG	954	36,833
Deutsche Bank AG	7,467	116,227
Deutsche Post AG	654	29,172
Deutsche Telekom AG	2,916	76,275
E.ON SE	3,025	42,420
Hannover Rueck SE	82	20,360
Henkel AG & Co. KGaA, Preference Shares	136	11,634
Mercedes-Benz Group AG	491	32,457
Merck KGaA	164	29,302
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	27	13,298
RWE AG	245	9,144
SAP SE	1,962	414,807
Siemens AG	1,499	274,462
Siemens Energy AG, Class A(a)	1,417	41,148
Volkswagen AG, Preference Shares	218	24,329
Vonovia SE	1,199	36,762
		1,496,510
Greece–0.18%
Eurobank Ergasias Services and Holdings S.A.	15,070	34,529
National Bank of Greece S.A.	2,698	23,684
		58,213
Hong Kong–0.54%
AIA Group Ltd.	8,200	54,849
CK Hutchison Holdings Ltd.	6,500	33,957
Prudential PLC	872	7,869
Sun Hung Kai Properties Ltd.	4,500	38,963
Techtronic Industries Co. Ltd.	3,000	38,420
		174,058
Hungary–0.16%
MOL Hungarian Oil & Gas PLC	1,771	13,801
OTP Bank Nyrt.	763	39,113
		52,914
Indonesia–0.66%
PT Adaro Energy Indonesia Tbk	45,900	9,095
PT Amman Mineral Internasional TBK(a)	88,600	64,506
PT Astra International Tbk	35,900	10,436
PT Bank Central Asia Tbk	63,100	39,956
PT Bank Mandiri (Persero) Tbk	103,400	40,780
PT Bank Negara Indonesia (Persero) Tbk	51,700	15,834
PT Telkom Indonesia (Persero) Tbk	188,700	33,514
		214,121
Italy–2.41%
Assicurazioni Generali S.p.A.	1,390	35,978
Enel S.p.A.	2,453	17,512
Ferrari N.V.	327	134,584
Intesa Sanpaolo S.p.A.	52,567	213,466
Poste Italiane S.p.A.(b)	681	9,219
UniCredit S.p.A.	9,020	370,494
		781,253
Japan–13.50%
Asahi Group Holdings Ltd.	700	25,769
Astellas Pharma, Inc.	1,000	11,598
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Japan–(continued)
Bridgestone Corp.	1,000	$40,774
Canon, Inc.	1,300	40,692
Central Japan Railway Co.	1,000	23,577
Chugai Pharmaceutical Co. Ltd.	1,400	61,100
Dai-ichi Life Holdings, Inc.	2,100	64,030
Daiichi Sankyo Co. Ltd.	500	20,364
Denso Corp.	3,000	49,197
Disco Corp.	400	133,759
Fast Retailing Co. Ltd.	200	55,130
FUJIFILM Holdings Corp.	1,200	28,531
Fujitsu Ltd.	2,000	36,320
Hitachi Ltd.	22,700	490,471
Honda Motor Co. Ltd.	4,900	52,354
Hoya Corp.	100	12,530
ITOCHU Corp.	1,600	82,054
Japan Post Bank Co. Ltd.	2,300	23,934
Japan Post Holdings Co. Ltd.	3,100	32,830
Japan Tobacco, Inc.	3,900	114,758
Kao Corp.	200	8,758
KDDI Corp.	700	21,063
Komatsu Ltd.	400	11,371
Mitsubishi Corp.	8,900	183,803
Mitsubishi Electric Corp.	6,600	109,968
Mitsubishi Estate Co. Ltd.	4,500	76,698
Mitsubishi UFJ Financial Group, Inc.	20,700	239,092
Mitsui & Co. Ltd.	4,200	97,456
Mitsui Fudosan Co. Ltd.	8,200	84,951
Mizuho Financial Group, Inc.	3,670	83,897
MS&AD Insurance Group Holdings, Inc.	3,400	80,153
Murata Manufacturing Co. Ltd.	400	8,899
Nidec Corp.	100	4,399
Nintendo Co. Ltd.	1,400	77,362
Nippon Telegraph & Telephone Corp.	28,300	30,160
NTT DATA Group Corp.	400	6,230
Olympus Corp.	3,000	51,792
ORIX Corp.	1,700	41,122
Otsuka Holdings Co. Ltd.	300	15,291
Panasonic Holdings Corp.	5,000	40,956
Recruit Holdings Co. Ltd.	2,400	137,624
Renesas Electronics Corp.	1,000	17,224
Seven & i Holdings Co. Ltd.	800	9,580
Shin-Etsu Chemical Co. Ltd.	3,400	151,064
SoftBank Corp.	1,400	18,263
SoftBank Group Corp.	400	24,445
Sompo Holdings, Inc.	2,600	59,285
Sony Group Corp.	400	35,527
Sumitomo Corp.	2,200	54,665
Sumitomo Mitsui Financial Group, Inc.	2,300	166,090
Suzuki Motor Corp.	2,000	22,984
Takeda Pharmaceutical Co. Ltd.	638	17,911
Terumo Corp.	2,200	39,442
Tokio Marine Holdings, Inc.	4,000	156,932
Tokyo Electron Ltd.	1,900	397,570
Toyota Industries Corp.	300	25,221
Toyota Motor Corp.	18,900	363,083
		4,370,103
Shares		Value
Luxembourg–0.05%
ArcelorMittal S.A.	654	$14,892
Malaysia–0.83%
CIMB Group Holdings Bhd.	26,400	42,687
IHH Healthcare Bhd.	6,200	8,501
Malayan Banking Bhd.	25,500	56,727
MISC Bhd.	11,400	21,823
Petronas Chemicals Group Bhd.	5,400	6,819
Press Metal Aluminium Holdings Bhd.	7,100	8,290
Public Bank Bhd.	18,200	16,685
Telekom Malaysia Bhd.	5,900	8,960
Tenaga Nasional Bhd.	11,700	35,871
YTL Corp. Bhd.	32,200	23,949
YTL Power International Bhd.	36,200	36,808
		267,120
Mexico–0.86%
America Movil S.A.B. de C.V., Class B	37,500	31,319
Arca Continental S.A.B. de C.V.	2,800	27,554
CEMEX S.A.B. de C.V., Series CPO	10,600	6,850
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3,300	36,441
Grupo Elektra S.A.B. de C.V.	165	8,369
Grupo Financiero Banorte S.A.B. de C.V., Class O	6,100	45,710
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	6,400	15,585
Grupo Mexico S.A.B. de C.V., Class B	15,300	86,227
Industrias Penoles S.A.B. de C.V.(a)	500	7,304
Wal-Mart de Mexico S.A.B. de C.V., Series V	4,173	13,878
		279,237
Netherlands–4.03%
Adyen N.V.(a)(b)	218	266,666
ASM International N.V.	55	37,841
ASML Holding N.V.	818	761,698
EXOR N.V.	273	27,986
Heineken Holding N.V.	82	6,043
ING Groep N.V.	2,180	39,569
Koninklijke Ahold Delhaize N.V.	899	28,961
Koninklijke Philips N.V.(a)	709	19,916
Universal Music Group N.V.	1,199	28,565
Wolters Kluwer N.V.	518	86,718
		1,303,963
Peru–0.07%
Credicorp Ltd.	136	23,207
Philippines–0.21%
Bank of the Philippine Islands	5,290	10,998
BDO Unibank, Inc.	3,540	8,327
International Container Terminal Services, Inc.	7,740	47,258
		66,583
Poland–0.54%
Bank Polska Kasa Opieki S.A.	1,363	55,216
KGHM Polska Miedz S.A.	300	10,313
LPP S.A.	3	11,502
Powszechna Kasa Oszczednosci Bank Polski S.A.	4,224	62,775
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Poland–(continued)
Powszechny Zaklad Ubezpieczen S.A.	1,390	$17,022
Santander Bank Polska S.A.	136	17,922
		174,750
Russia–0.00%
Sberbank of Russia PJSC(c)	9,800	0
Tatneft PJSC(c)	1,980	0
VTB Bank PJSC(c)	1,943	0
		0
Singapore–0.50%
DBS Group Holdings Ltd.	700	19,182
Oversea-Chinese Banking Corp. Ltd.	1,400	15,583
Sea Ltd., ADR(a)	1,635	107,420
STMicroelectronics N.V.	191	6,315
United Overseas Bank Ltd.	600	14,549
		163,049
South Africa–0.61%
Absa Group Ltd.	1,024	9,004
Anglo American PLC	409	12,399
Bid Corp. Ltd.	382	9,517
Capitec Bank Holdings Ltd.	273	42,576
FirstRand Ltd.	3,134	14,082
Gold Fields Ltd.	2,970	51,707
Nedbank Group Ltd.	1,913	29,297
Sasol Ltd.	1,172	9,503
Shoprite Holdings Ltd.	627	10,507
Standard Bank Group Ltd.	845	10,299
		198,891
South Korea–2.94%
Celltrion, Inc.	300	44,909
Hyundai Motor Co.	300	54,675
KB Financial Group, Inc.	191	12,347
Kia Corp.	899	73,769
NAVER Corp.	436	55,608
Samsung C&T Corp.	463	52,737
Samsung Electronics Co. Ltd.	6,731	415,048
Shinhan Financial Group Co. Ltd.	382	16,801
SK hynix, Inc.	1,581	226,753
		952,647
Spain–2.23%
Aena SME S.A.(b)	109	20,710
Amadeus IT Group S.A.	164	10,801
Banco Bilbao Vizcaya Argentaria S.A.	23,599	247,346
Banco Santander S.A.	38,260	184,572
CaixaBank S.A.	9,865	57,535
Iberdrola S.A.	2,562	33,840
Industria de Diseno Textil S.A.	2,398	116,516
Repsol S.A.	1,989	28,369
Telefonica S.A.	4,524	20,490
		720,179
Sweden–3.08%
Assa Abloy AB, Class B	1,962	59,751
Atlas Copco AB, Class A	5,641	100,397
EQT AB	1,308	42,353
Hexagon AB, Class B	2,643	26,917
Shares		Value
Sweden–(continued)
Investor AB, Class B	4,742	$134,626
Sandvik AB	1,499	30,687
Skandinaviska Enskilda Banken AB, Class A	2,943	45,262
Spotify Technology S.A.(a)	1,117	384,181
Svenska Handelsbanken AB, Class A	4,197	42,364
Swedbank AB, Class A	1,690	35,936
Volvo AB, Class B	3,652	93,202
		995,676
Switzerland–3.76%
ABB Ltd.	4,742	263,213
DSM-Firmenich AG	736	93,964
Geberit AG	27	17,190
Givaudan S.A.	27	132,464
Lonza Group AG	27	17,980
Nestle S.A.	736	74,551
Novartis AG	1,962	219,014
Partners Group Holding AG	54	72,686
Schindler Holding AG, PC	109	29,174
Swisscom AG	25	15,301
UBS Group AG(a)	9,293	281,584
		1,217,121
Taiwan–8.19%
Advantech Co. Ltd.	1,000	10,637
ASE Technology Holding Co. Ltd., ADR	4,360	43,687
Asia Cement Corp.	6,000	7,580
Asia Vital Components Co. Ltd.	3,000	59,736
Asustek Computer, Inc.	1,000	14,024
Catcher Technology Co. Ltd.	4,000	26,055
Chang Hwa Commercial Bank Ltd.	10,000	5,719
Cheng Shin Rubber Industry Co. Ltd.	6,000	8,841
China Development Financial Holding Corp.	20,000	9,871
China Steel Corp.	11,000	7,785
Chunghwa Telecom Co. Ltd., ADR	2,480	92,132
CTBC Financial Holding Co. Ltd.	41,000	44,502
Delta Electronics, Inc.	2,000	25,688
E Ink Holdings, Inc.	2,000	16,502
E.Sun Financial Holding Co. Ltd.	23,460	19,007
Evergreen Marine Corp. Taiwan Ltd.	3,800	19,737
Far Eastern New Century Corp.	21,000	21,846
Far EasTone Telecommunications Co. Ltd.(a)	11,000	28,977
First Financial Holding Co. Ltd.	17,000	15,226
Formosa Chemicals & Fibre Corp.	13,000	19,793
Formosa Plastics Corp.	9,000	15,892
Fubon Financial Holding Co. Ltd.	12,150	32,902
Hon Hai Precision Industry Co. Ltd.	44,000	269,936
Hotai Motor Co. Ltd.	20	397
Hua Nan Financial Holdings Co. Ltd.	21,000	17,785
MediaTek, Inc.	6,000	228,511
Mega Financial Holding Co. Ltd.	25,000	32,965
Nan Ya Plastics Corp.	9,000	13,771
Novatek Microelectronics Corp.	3,000	48,383
Pegatron Corp.	13,000	40,159
President Chain Store Corp.	2,000	16,940
Quanta Computer, Inc.	4,000	34,079
Realtek Semiconductor Corp.	1,000	15,775
Shanghai Commercial & Savings Bank Ltd. (The)	7,000	8,918
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Taiwan–(continued)
SinoPac Financial Holdings Co. Ltd.	24,000	$19,536
Taiwan Cooperative Financial Holding Co. Ltd.	13,000	10,660
Taiwan High Speed Rail Corp.	10,000	9,081
Taiwan Mobile Co. Ltd.	14,000	45,039
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,622	1,097,928
TCC Group Holdings Co. Ltd.	8,000	8,464
Uni-President Enterprises Corp.	23,000	59,108
United Microelectronics Corp., ADR	5,287	44,252
Wistron Corp.	7,000	21,062
WPG Holdings Ltd.	3,000	7,905
Yageo Corp.	1,000	24,386
Yuanta Financial Holding Co. Ltd.	29,274	29,370
		2,650,549
Turkey–0.89%
Akbank T.A.S.	38,505	71,921
Aselsan Elektronik Sanayi Ve Ticaret A.S.	4,060	7,668
BIM Birlesik Magazalar A.S.	2,207	41,707
Ford Otomotiv Sanayi A.S.	300	9,008
KOC Holding A.S.	3,652	23,721
Turk Hava Yollari AO(a)	3,216	28,078
Turkiye Garanti Bankasi A.S.	2,235	8,357
Turkiye Is Bankasi A.S., Class C	87,012	39,364
Turkiye Petrol Rafinerileri A.S.	4,823	23,783
Yapi ve Kredi Bankasi A.S.	37,960	34,577
		288,184
United Kingdom–6.04%
3i Group PLC	3,379	135,940
AngloGold Ashanti PLC	1,036	29,832
Associated British Foods PLC	1,308	41,758
BAE Systems PLC	8,012	133,625
Barclays PLC	38,505	115,142
British American Tobacco PLC	1,444	51,235
Coca-Cola Europacific Partners PLC	82	6,049
Compass Group PLC	872	26,853
Haleon PLC	2,643	11,855
HSBC Holdings PLC	11,718	106,565
Imperial Brands PLC	736	20,285
Lloyds Banking Group PLC	160,044	122,266
NatWest Group PLC	17,250	81,842
Reckitt Benckiser Group PLC	191	10,275
RELX PLC	3,107	146,643
Rolls-Royce Holdings PLC(a)	65,184	377,428
Shell PLC	11,064	403,436
SSE PLC	709	17,159
Standard Chartered PLC	1,717	16,961
Shares		Value
United Kingdom–(continued)
Tesco PLC	6,131	$26,145
Unilever PLC	654	40,191
Vodafone Group PLC	34,418	32,207
		1,953,692
United States–4.79%
ARM Holdings PLC, ADR(a)	927	133,646
Atlassian Corp., Class A(a)	82	14,479
BP PLC	14,143	83,601
CRH PLC	2,153	183,128
Experian PLC	1,308	61,712
Ferguson PLC	654	144,430
GSK PLC	12,971	251,881
Holcim AG(a)	1,717	160,454
JBS S.A.(a)	1,300	7,750
Roche Holding AG	518	167,707
Sanofi S.A.	1,063	109,587
Stellantis N.V.	9,456	157,575
Swiss Re AG	600	73,970
		1,549,920
Vietnam–0.00%
Vietnam Dairy Products JSC	2	6
Total Common Stocks & Other Equity Interests (Cost $22,515,533)		27,114,688
Principal Amount
U.S. Treasury Securities–4.65%
U.S. Treasury Bills–4.65%
5.04%, 08/22/2024 (Cost $1,505,493)(d)	$1,505,493	1,505,493
Shares
Preferred Stocks–0.01%
Multinational–0.01%
Harambee Re Ltd., Pfd.(c)	8	1,384
Viribus Re Ltd., Pfd.(c)	32,158	2,782
Total Preferred Stocks (Cost $32,978)		4,166
Money Market Funds–6.81%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f)	771,539	771,539
Invesco Treasury Portfolio, Institutional Class, 5.20%(e)(f)	1,432,840	1,432,840
Total Money Market Funds (Cost $2,204,379)		2,204,379
TOTAL INVESTMENTS IN SECURITIES—95.25% (Cost $26,258,383)		30,828,726
OTHER ASSETS LESS LIABILITIES–4.75%		1,536,165
NET ASSETS–100.00%		$32,364,891
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
PC	– Participation Certificate
Pfd.	– Preferred
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $342,697, which represented 1.06% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,066,143	$3,775,929	$(4,070,533)	$-	$-	$771,539	$28,505
Invesco Liquid Assets Portfolio, Institutional Class	761,496	2,334,289	(3,095,851)	(120)	186	-	20,343
Invesco Treasury Portfolio, Institutional Class	1,218,450	4,887,265	(4,672,875)	-	-	1,432,840	33,045
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	244,158	(244,158)	-	-	-	400*
Invesco Private Prime Fund	-	616,242	(616,238)	-	(4)	-	1,059*
Total	$3,046,089	$11,857,883	$(12,699,655)	$(120)	$182	$2,204,379	$83,352

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	33	September-2024	$2,395,470	$(8,130)	$(8,130)
Equity Risk
S&P/TSX 60 Index	13	September-2024	2,608,757	164,780	164,780
Total Futures Contracts				$156,650	$156,650

(a)	Futures contracts collateralized by $931,672 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.345%	Monthly	1,205	August—2024	USD	2,710,732	$—	$48,236	$48,236

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$661,817	$—	$661,817
Belgium	—	159,852	—	159,852
Brazil	658,051	—	—	658,051
Chile	69,054	—	—	69,054
China	595,585	2,328,112	—	2,923,697
Colombia	17,791	—	—	17,791
Czech Republic	—	8,775	—	8,775
Denmark	—	909,120	—	909,120
Finland	—	31,484	—	31,484
France	—	1,708,209	—	1,708,209
Germany	—	1,496,510	—	1,496,510
Greece	—	58,213	—	58,213
Hong Kong	—	174,058	—	174,058
Hungary	—	52,914	—	52,914
Indonesia	—	214,121	—	214,121
Italy	—	781,253	—	781,253
Japan	—	4,370,103	—	4,370,103
Luxembourg	—	14,892	—	14,892
Malaysia	—	267,120	—	267,120
Mexico	270,868	8,369	—	279,237
Multinational	—	—	4,166	4,166
Netherlands	—	1,303,963	—	1,303,963
Peru	23,207	—	—	23,207
Philippines	—	66,583	—	66,583
Poland	—	174,750	—	174,750
Russia	—	—	0	0
Singapore	107,420	55,629	—	163,049
South Africa	—	198,891	—	198,891
South Korea	—	952,647	—	952,647
Spain	—	720,179	—	720,179
Sweden	384,181	611,495	—	995,676
Switzerland	—	1,217,121	—	1,217,121
Taiwan	1,277,999	1,372,550	—	2,650,549
Turkey	—	288,184	—	288,184
United Kingdom	6,049	1,947,643	—	1,953,692
United States	155,875	2,899,538	—	3,055,413
Vietnam	—	6	—	6
Money Market Funds	2,204,379	—	—	2,204,379
Total Investments in Securities	5,770,459	25,054,101	4,166	30,828,726
Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$164,780	$—	$—	$164,780
Swap Agreements	—	48,236	—	48,236
	164,780	48,236	—	213,016
Other Investments - Liabilities*
Futures Contracts	(8,130)	—	—	(8,130)
Total Other Investments	156,650	48,236	—	204,886
Total Investments	$5,927,109	$25,102,337	$4,166	$31,033,612

*	Unrealized appreciation (depreciation).
Invesco Advantage International Fund